Earnings Per Share - Computation of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Basic earnings per Common Share:
Net income attributable to Magna International Inc.	$ 1,765	$ 2,296
Weighted average number of Common Shares outstanding during the year	314.7	345.4
Basic earnings per Common Share	$ 5.61	$ 6.65
Diluted earnings per Common Share:
Net income attributable to Magna International Inc.	$ 1,765	$ 2,296
Weighted average number of Common Shares outstanding during the year	314.7	345.4
Stock options and restricted stock	1.1	2.1
Diluted	315.8	347.5
Diluted earnings per Common Share	$ 5.59	$ 6.61